JOINT VENTURES AND ASSOCIATES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 39,371,264	$ 39,786,353
Investments in joint ventures and affiliates, Liabilities	1,007,678	296,455
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	39,334,762	39,749,851
Alfalfa Technologies S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	36,502	36,502
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 1,007,678	$ 296,455